Organization - Additional Information (Detail)	0 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended										12 Months Ended	0 Months Ended
	Nov. 04, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 American Depositary Shares [Member] IPO [Member] USD ($)	Nov. 30, 2014 American Depositary Shares [Member] Follow-on offering [Member] USD ($)	Dec. 31, 2014 Class A Ordinary Shares [Member]	Dec. 31, 2013 Class A Ordinary Shares [Member]	Dec. 31, 2012 Class A Ordinary Shares [Member]	Dec. 31, 2014 Class A Ordinary Shares [Member] IPO [Member]	Dec. 31, 2014 Class B Ordinary Shares [Member]	Dec. 31, 2013 Class B Ordinary Shares [Member]	Dec. 31, 2014 Advertising Services [Member]	Dec. 31, 2014 Internet Content Provider Business [Member] Maximum [Member]	Dec. 31, 2014 VIE Structure Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2013 VIE Structure Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2012 VIE Structure Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2014 VIE Structure Concentration Risk [Member] Assets, Total [Member]	Dec. 31, 2013 VIE Structure Concentration Risk [Member] Assets, Total [Member]	Dec. 31, 2014 VIE Structure Concentration Risk [Member] Liabilities, Total [Member]	Dec. 31, 2013 VIE Structure Concentration Risk [Member] Liabilities, Total [Member]	Dec. 31, 2014 Consolidated VIEs [Member] USD ($)	Dec. 31, 2014 Consolidated VIEs [Member] CNY	Dec. 31, 2013 Consolidated VIEs [Member] CNY	Dec. 31, 2014 Exclusive technical consulting and service agreements [Member]	Nov. 04, 2013 Telstra Holdings Pty Ltd. [Member] USD ($)	Dec. 31, 2014 Telstra Holdings Pty Ltd. [Member]	Jun. 27, 2008 Telstra Holdings Pty Ltd. [Member]	Jun. 23, 2008 Telstra Holdings Pty Ltd. [Member]	Dec. 31, 2014 Telstra Holdings Pty Ltd. [Member] Maximum [Member]	Jun. 27, 2008 Selling Shareholders of Cheerbright, China Topside and Norstar [Member]	Nov. 04, 2013 West Crest Limited [Member] Installment
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by Telstra																												55.90%	55.00%	100.00%	51.00%
Percentage of the Company owned by selling shareholders																																45.00%
Ordinary shares purchased																											2,828,147
Ordinary shares purchased, value																											$ 55,000,000
Ordinary shares repurchased and retired	3,856,564
Ordinary shares repurchased and retired, value	75,000,000			457,350,000
Number of installments to be paid in cash																																	2
Newly issued shares through offering						8,993,000	2,424,801				8,993,000
Proceeds from issuance of shares		97,344,000	603,980,000	863,200,000	0	142,590,000	97,344,000
Shares converted into Class A ordinary shares from Class B ordinary shares during the period								6,964,612	0	0
Ordinary shares outstanding								48,777,835	36,347,496			61,824,328	68,788,940
Term of agreement																										30 years
Extension option in agreement term																										10 years
Ownership percentage															50.00%
Minimum years track record in principal business														2 years
Minimum transition period														2 years
Maximum transition period														3 years
Concentration percentage																69.10%	100.00%	99.70%	37.40%	62.20%	15.60%	40.50%
Amounts due from PRC subsidiaries																							45,266,000	280,857,000	883,000
Inter-company balances between VIE and WFOE and Autohome HK																							$ 44,253,000	274,569,000	20,323,000